INVESTMENT PROPERTIES - SCHEDULE OF FAIR VALUE SENSITIVITY ANALYSIS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Impact of basis points on excit cap rate decreased
IfrsStatementLineItems [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ (3,058,824)	$ (2,987,585)
Impact of basis points on discount rate decrease
IfrsStatementLineItems [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	(3,403,144)	(3,356,702)
Impact of basis points on excit cap rate and discount rate decrease
IfrsStatementLineItems [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	(6,375,750)	(6,264,419)
Impact of Basis Points on Excit Cap Rate Increased
IfrsStatementLineItems [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	3,058,824	2,987,585
Impact of Basis Points on Discount Rate Increased
IfrsStatementLineItems [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	3,403,144	3,356,702
Impact of Basis Points on Excit Cap Rate and Discount Rate Increased
IfrsStatementLineItems [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 6,375,750	$ 6,264,419